Taxation (Tables)	12 Months Ended
Jun. 30, 2016
TAXATION [Abstract]
Schedule of components of income before income taxes
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Income before income tax expenses
Income from China operations	247,420	327,099	363,687
Loss from non-China operations	(10,839)	(20,668)	(21,403)
Total income before income tax expenses	236,581	306,431	342,284

Schedule of composition of income tax expenses
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Income tax expense applicable to China operations
Current income tax expenses	48,707	60,900	59,019
Deferred income tax benefit	(1,867)	(11,072)	(7,138)
Subtotal income tax expenses applicable to China operations	46,840	49,828	51,881
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	3,088	3,981	6,315
Total income tax expenses	49,928	53,809	58,196

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
	For the Year Ended June 30,
	2014	2015	2016
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of Beijing Wangpin’s HNTE tax holiday	(11.9)%	(10.6)%	(10.1)%
Tax effect of tax-exempt entity	1.1%	1.2%	1.4%
Permanent book-tax differences
Non-deductible share-based compensation expenses	3.2%	1.7%	0.7%
Tax incentives relating to research and development expenditures	(0.7)%	(2.1)%	(4.6)%
Other non-deductible expenses	3.8%	0.9%	2.4%
Other permanent differences	0.6%	0.7%	0.5%
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	1.3%	1.3%	1.8%
Changes in valuation allowance	(1.3)%	(0.5)%	(0.1)%
Effective tax rate	21.1%	17.6%	17.0%

Schedule of effects of Beijing Wangpin's preferential tax rate to the Group
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Preferential tax treatments impact to net income attributable to ordinary shareholders	28,136	32,522	34,494
Per share effect - basic	0.33	0.31	0.32
Per share effect - diluted	0.30	0.29	0.30

Schedule of deferred tax assets and liabilities
	As of June 30,
	2015	2016
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	20,671	27,421
Total current deferred tax assets	20,671	27,421
Less: Valuation allowance	(483)	(366)
Total current deferred tax assets, net	20,188	27,055
Deferred tax assets, non-current
Fixed assets and intangible assets	2,503	2,765
Tax loss carryforwards	7,594	7,377
Advertising expenses carryforwards	21,124	21,124
Total non-current deferred tax assets	31,221	31,266
Less: valuation allowance	(28,730)	(28,349)
Total non-current deferred tax assets, net	2,491	2,917
	As of June 30,
	2015	2016
	RMB	RMB
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	4,125	4,254
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	8,942	15,257
Total non-current deferred tax liabilities	13,067	19,511

Schedule of movement of valuation allowance
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	(34,029)	(30,887)	(29,213)
Current period addition	(3,043)	(5,370)	(2,501)
Current period reversal	6,185	7,044	2,999
Balance at end of the year	(30,887)	(29,213)	(28,715)